Financing Income and Expenses (Schedule of Composition of Financing Income and Expenses) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financing income and expenses [Abstract]
Interest income from installment sale transactions	₪ 31	₪ 38	₪ 47
Net change in fair value of financial assets measured at fair value through profit or loss	14	6	5
Other	7	2	3
Financing income	52	46	55
Linkage expenses to CPI and interest expenses on long-term liabilities	(147)	(157)	(169)
Net change in fair value of derivatives	(8)		(32)
Discount amortization	(32)	(26)	(22)
Foreign exchange differences and other	(9)	(13)	(9)
Financing expenses	(196)	(196)	(232)
Net financing expenses recognized in profit or loss	₪ (144)	₪ (150)	₪ (177)